                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY LIQUID ASSET FUND INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED AUGUST 31, 2005

MARKET CONDITIONS

During the 12-month period ended August 31, 2005, the Federal Open Market Committee (the "Fed") continued the monetary tightening it began in June of 2004. Through 10 steps of 25 basis points each -- including eight during the reporting period -- the Fed increased its target rate for federal funds from
1.00 percent to 3.50 percent, a four-year high.

PERFORMANCE ANALYSIS

As of August 31, 2005, the Morgan Stanley Liquid Asset Fund had net assets of more than $18.0 billion and an average portfolio maturity of 53 days. For the 12-month period ended August 31, 2005, the Fund provided a total return of 2.03 percent. For the seven-day period ended August 31, 2005, the Fund provided an effective annualized yield of 3.05 percent and a current annualized yield of
3.00 percent, while its 30-day moving average annualized yield for August was
2.94 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on preservation of capital and liquidity. We adhered to a conservative approach in managing the Fund, emphasizing high-quality money market obligations. We avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We also took advantage of the rising yields available on money market securities. As short-term interest rates climbed, we reinvested the proceeds of maturing short-term holdings into higher-yielding securities. Should rates continue to rise during the months ahead, we intend to continue with this approach.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

   PORTFOLIO COMPOSITION

   Commercial Paper                            76.5%
   U.S. Government Agencies                     9.3
   Certificates of Deposit                      8.2
   Bank Notes                                   6.0

   MATURITY SCHEDULE

     1 - 30 Days                               32.7%
    31 - 60 Days                               30.9
    61 - 90 Days                               25.1
    91 - 120 Days                               8.6
   121+Days                                     2.7

DATA AS OF AUGUST 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/05 - 08/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                              BEGINNING          ENDING           EXPENSES PAID
                                                            ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                            -------------     -------------      ---------------
                                                                                                   03/01/05 -
                                                              03/01/05          08/31/05            08/31/05
                                                            -------------     -------------      ---------------
Actual (1.29% return)                                         $ 1,000.00       $  1,012.90           $ 2.99
Hypothetical (5% annual return before expenses)               $ 1,000.00       $  1,022.23           $ 3.01

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.59% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005

                                                               ANNUALIZED
PRINCIPAL                                                        YIELD
AMOUNT IN                                                      ON DATE OF                MATURITY
THOUSANDS                                                       PURCHASE                   DATE                     VALUE
--------------------------------------------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (77.3%)
              ASSET-BACKED - AUTO (7.1%)
$   155,000   DaimlerChrysler Revolving Auto
               Conduit LLC                                     3.53 - 3.64%          09/06/05 - 10/14/05       $     154,636,597
    803,000   FCAR Owner Trust                                 3.28 - 3.71           09/07/05 - 11/04/05             800,161,819
     22,000   FCAR Owner Trust Series A1                           3.62                    10/07/05                   21,920,800
    305,000   New Center Asset Trust                           3.32 - 3.72           09/07/05 - 11/10/05             303,841,804
                                                                                                               -----------------
                                                                                                                   1,280,561,020
                                                                                                               -----------------
              ASSET-BACKED - MORTGAGE (2.2%)
    230,000   Mortgage Interest Networking Trust
               Series A1 P1                                    3.49 - 3.65           09/13/05 - 10/13/05             229,131,883
    160,000   Mortgage Interest Networking Trust
               Series A1+P1                                        3.51                    09/16/05                  159,767,333
                                                                                                               -----------------
                                                                                                                     388,899,216
                                                                                                               -----------------
              BANKING (5.5%)
    485,000   Citigroup Funding Inc.                           3.44 - 3.65           09/27/05 - 10/25/05             483,426,761
    240,000   JP Morgan Chase & Co.                                3.61              10/11/05 - 10/13/05             239,002,778
    282,000   LaSalle Bank Corp.                               3.27 - 3.79           09/08/05 - 12/02/05             279,717,742
                                                                                                               -----------------
                                                                                                                   1,002,147,281
                                                                                                               -----------------
              FINANCE - AUTOMOTIVE (1.3%)
    230,000   Toyota Motor Credit Corp.                        3.02 - 3.60           09/30/05 - 12/27/05             228,952,334
                                                                                                               -----------------

              FINANCE - CONSUMER (2.7%)
    220,000   American Express Credit Corp.                    3.71 - 3.79           11/07/05 - 12/08/05             218,406,156
    268,000   HSBC Finance Corp.                               3.33 - 3.66           09/12/05 - 11/02/05             267,419,378
                                                                                                               -----------------
                                                                                                                     485,825,534
                                                                                                               -----------------
              FINANCIAL CONGLOMERATES (4.4%)
    808,000   General Electric Capital Corp.                   2.93 - 4.07           09/09/05 - 04/20/06             801,452,102
                                                                                                               -----------------

              INTERNATIONAL BANKS (54.1%)
     80,000   Bank of Montreal                                     3.65                    10/27/05                   79,548,267
    858,000   Barclays U.S. Funding Corp.                      3.41 - 3.77           09/23/05 - 12/30/05             853,123,248
    832,000   BNP Paribas Finance, Inc.                        3.27 - 3.83           09/06/05 - 12/16/05             826,236,478
    750,000   Calyon North America, Inc.                       3.30 - 3.53           09/14/05 - 11/14/05             748,063,917
    300,000   CBA (Delaware) Finance Inc.                      3.41 - 3.79           09/26/05 - 11/30/05             298,499,417
    100,000   Danske Corp.                                         3.51                    10/12/05                   99,603,667
    750,000   Deutsche Bank Financial LLC                      3.42 - 3.80           10/11/05 - 12/01/05             746,101,069
    280,000   DnB NOR Bank ASA                                 3.42 - 3.79           09/28/05 - 11/29/05             278,480,965
    445,000   HBOS Treasury Services plc                       3.41 - 3.80           09/19/05 - 11/30/05             442,644,687
    150,000   ING (U.S.) Funding LLC                           3.33 - 3.79           09/12/05 - 11/29/05             149,022,500
    845,000   Natexis Banques Populaires
               U.S. Finance Co. LLC                            3.30 - 3.64           09/21/05 - 10/21/05             842,038,896
    115,000   Nordea North America, Inc.                       3.39 - 3.79           09/16/05 - 11/29/05             114,524,167

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               ANNUALIZED
PRINCIPAL                                                        YIELD
AMOUNT IN                                                      ON DATE OF                MATURITY
THOUSANDS                                                       PURCHASE                   DATE                     VALUE
--------------------------------------------------------------------------------------------------------------------------------
$   325,000   Rabobank USA Financial Corp.                     3.46 - 3.54%          10/14/05 - 10/26/05       $     323,408,729
    850,000   Royal Bank of Canada                             3.35 - 3.81           09/22/05 - 11/28/05             844,580,250
    650,000   Royal Bank of Scotland plc                       3.40 - 3.77           09/07/05 - 11/23/05             647,217,264
     40,000   Sanpaolo IMI U.S. Financial Co.                     3.41                    09/26/05                    39,906,111
    849,000   Societe Generale N.A., Inc.                      3.27 - 3.79           09/01/05 - 12/30/05             847,904,757
    500,000   Spintab AB                                       3.41 - 3.70           09/13/05 - 11/08/05             498,050,883
    675,000   UBS Finance (Delaware) LLC                       3.48 - 3.81           09/30/05 - 11/30/05             672,052,771
    435,000   Westpac Capital Corp.                            3.42 - 3.85           09/23/05 - 12/27/05             431,874,742
                                                                                                               -----------------
                                                                                                                   9,782,882,785
                                                                                                               -----------------
              TOTAL COMMERCIAL PAPER
               (COST $13,970,720,272)                                                                             13,970,720,272
                                                                                                               -----------------

              U.S. GOVERNMENT AGENCIES (9.4%)
    302,000   Federal Home Loan Banks                          3.17 - 3.49           09/07/05 - 10/19/05             300,737,733
    172,000   Federal National Mortgage Assoc.                 3.39 - 3.60           09/28/05 - 11/30/05             171,363,200
  1,239,000   Freddie Mac                                      2.88 - 4.01           09/19/05 - 05/31/06           1,227,606,474
                                                                                                               -----------------
              TOTAL U.S. GOVERNMENT AGENCIES
               (COST $1,699,707,407)                                                                               1,699,707,407
                                                                                                               -----------------
              CERTIFICATES OF DEPOSIT (8.3%)
    500,000   Branch Banking & Trust Co., N.C.                 3.39 - 3.68           09/20/05 - 11/04/05             500,000,000
    335,000   Citibank, N.A.                                   3.44 - 3.79           09/29/05 - 11/28/05             335,000,000
    660,000   First Tennessee Bank, N.A.                       3.33 - 3.80           09/12/05 - 11/29/05             660,000,000
                                                                                                               -----------------
              TOTAL CERTIFICATES OF DEPOSIT
               (COST $1,495,000,000)                                                                               1,495,000,000
                                                                                                               -----------------
              SHORT-TERM BANK NOTES (6.0%)
    835,000   Bank of America, N.A.                            3.58 - 3.76           10/24/05 - 12/30/05             835,000,000
    250,000   Standard Federal Bank, N.A.                      3.48 - 3.63           09/20/05 - 10/27/05             250,000,000
                                                                                                               -----------------
              TOTAL SHORT-TERM BANK NOTES
               (COST $1,085,000,000)                                                                               1,085,000,000
                                                                                                               -----------------
              REPURCHASE AGREEMENT (0.1%)
      9,405   The Bank of New York (dated 08/31/05;
               proceeds $9,406,074) (a)
               (COST $9,405,160)                                   3.50                    09/01/05                    9,405,160
                                                                                                               -----------------
              TOTAL INVESTMENTS
               (COST $18,259,832,839) (b)                                                    101.1%               18,259,832,839
              LIABILITIES IN EXCESS OF OTHER ASSETS                                           (1.1)                 (188,159,072)
                                                                                             -----             -----------------
              NET ASSETS                                                                     100.0%            $  18,071,673,767
                                                                                             =====             =================

----------
  (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 08/01/35 VALUED AT $9,593,263.
  (b) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005

ASSETS:
Investments in securities, at value (cost $18,259,832,839)               $   18,259,832,839
Cash                                                                                 90,000
Receivable for:
    Interest                                                                      7,729,413
    Capital stock sold                                                              298,435
Prepaid expenses and other assets                                                   522,417
                                                                         ------------------
    TOTAL ASSETS                                                             18,268,473,104
                                                                         ------------------
LIABILITIES:
Payable for:
    Capital stock redeemed                                                      190,146,974
    Investment advisory fee                                                       3,545,497
    Distribution fee                                                              1,641,683
    Administration fee                                                              820,841
    Transfer agent fee                                                              192,389
Accrued expenses and other payables                                                 451,953
                                                                         ------------------
    TOTAL LIABILITIES                                                           196,799,337
                                                                         ------------------
    NET ASSETS                                                           $   18,071,673,767
                                                                         ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $   18,070,991,383
Accumulated undistributed net investment income                                     682,384
                                                                         ------------------
    NET ASSETS                                                           $   18,071,673,767
                                                                         ==================
NET ASSET VALUE PER SHARE,
18,071,662,557 SHARES OUTSTANDING
(50,000,000,000 SHARES AUTHORIZED OF $.01 PAR VALUE)                     $             1.00
                                                                         ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005

NET INVESTMENT INCOME:

INTEREST INCOME                                                          $      494,813,064
                                                                         ------------------
EXPENSES
Investment advisory fee                                                          43,113,341
Transfer agent fees and expenses                                                 40,642,142
Distribution fee                                                                 19,213,036
Administration fee                                                                7,936,406
Shareholder reports and notices                                                     695,490
Custodian fees                                                                      429,411
Directors' fees and expenses                                                        254,108
Registration fees                                                                   243,503
Professional fees                                                                    99,469
Other                                                                               890,882
                                                                         ------------------
    TOTAL EXPENSES                                                              113,517,788
                                                                         ------------------
    NET INVESTMENT INCOME                                                       381,295,276

    NET REALIZED GAIN                                                                   117
                                                                         ------------------
NET INCREASE                                                             $      381,295,393
                                                                         ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR         FOR THE YEAR
                                                                               ENDED                ENDED
                                                                          AUGUST 31, 2005      AUGUST 31, 2004
                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $     381,295,276    $     122,377,207
Net realized gain                                                                      117                1,006
                                                                         -----------------    -----------------

    NET INCREASE                                                               381,295,393          122,378,213
                                                                         -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                         (381,300,392)        (122,390,326)
Net realized gain                                                                     (117)              (1,006)
                                                                         -----------------    -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                         (381,300,509)        (122,391,332)
                                                                         -----------------    -----------------

Net decrease from capital stock transactions                                (2,403,078,668)      (2,606,181,892)
                                                                         -----------------    -----------------

    NET DECREASE                                                            (2,403,083,784)      (2,606,195,011)

NET ASSETS:
Beginning of period                                                         20,474,757,551       23,080,952,562
                                                                         -----------------    -----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$682,384 AND $687,500, RESPECTIVELY)                                     $  18,071,673,767    $  20,474,757,551
                                                                         =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets in excess of $30 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% to the portion of the daily net assets in excess of $30 billion.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended August 31, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended August 31, 2005, aggregated $107,366,146,075 and $110,183,071,940, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended August 31, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $7,486. At August 31, 2005, the Fund had an accrued pension liability of $62,997 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. CAPITAL STOCK
Transactions in capital stock, at $1.00 per share, were as follows:

                                                                        FOR THE YEAR      FOR THE YEAR
                                                                            ENDED             ENDED
                                                                       AUGUST 31, 2005   AUGUST 31, 2004
                                                                       ---------------   ---------------
Shares sold                                                             51,455,651,164    58,528,750,330
Shares issued in reinvestment of dividends and distributions               380,704,220       122,175,653
                                                                       ---------------   ---------------
                                                                        51,836,355,384    58,650,925,983
Shares redeemed                                                        (54,239,434,052)  (61,257,107,875)
                                                                       ---------------   ---------------
Net decrease                                                            (2,403,078,668)   (2,606,181,892)
                                                                       ===============   ===============

6. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY LIQUID ASSET FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                              FOR THE YEAR ENDED AUGUST 31,
                                                     ----------------------------------------------------------------------------
                                                         2005           2004            2003            2002            2001
                                                     ------------    ------------    ------------    ------------    ------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                     ------------    ------------    ------------    ------------    ------------

Net income from investment operations                       0.020           0.006           0.009           0.018           0.051

Less dividends from net investment income                  (0.020)+        (0.006)+        (0.009)         (0.018)+        (0.051)+
                                                     ------------    ------------    ------------    ------------    ------------

Net asset value, end of period                       $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                     ============    ============    ============    ============    ============

TOTAL RETURN                                                 2.03%           0.58%           0.86%           1.78%           5.24%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                     0.59%           0.58%           0.56%           0.56%           0.57%
Net investment income                                        1.98%           0.57%           0.85%           1.76%           5.04%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions               $     18,072    $     20,475    $     23,081    $     23,931    $     23,187

----------
 + INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY LIQUID ASSET FUND INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Liquid Asset Fund Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Liquid Asset Fund Inc. as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 17, 2005

MORGAN STANLEY LIQUID ASSET FUND INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                           TERM OF                               IN FUND
                             POSITION(S) OFFICE AND                              COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN
   INDEPENDENT DIRECTOR      REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**  BY DIRECTOR***  OTHER DIRECTORSHIPS HELD BY DIRECTOR
--------------------------   ----------- ------------  ----------------------- -------------- -------------------------------------
Michael Bozic (64)           Director    Since         Private Investor;       197            Director of various business
c/o Kramer Levin Naftalis                April 1994    Director or Trustee of                 organizations.
& Frankel LLP                                          the Retail Funds (since
Counsel to the Independent                             April 1994) and the
Trustees                                               Institutional Funds
1177 Avenue of the                                     (since July 2003);
Americas                                               formerly Vice Chairman
New York, NY 10036                                     of Kmart Corporation
                                                       (December 1998-October
                                                       2000), Chairman and
                                                       Chief Executive Officer
                                                       of Levitz Furniture
                                                       Corporation (November
                                                       1995-November 1998)
                                                       and President and Chief
                                                       Executive Officer of
                                                       Hills Department Stores
                                                       (May 1991-July 1995);
                                                       formerly variously
                                                       Chairman, Chief
                                                       Executive Officer,
                                                       President and Chief
                                                       Operating Officer
                                                       (1987-1991) of the
                                                       Sears Merchandise Group
                                                       of Sears, Roebuck & Co.

Edwin J. Garn (72)           Director    Since         Consultant; Director or 197            Director of Franklin Covey (time
1031 N. Chartwell Court                  January 1993  Trustee of the Retail                  management systems), BMW Bank of
Salt Lake City, UT 84103                               Funds (since January                   North America, Inc. (industrial loan
                                                       1993) and the                          corporation), Escrow Bank USA
                                                       Institutional Funds                    (industrial loan corporation), United
                                                       (since July 2003);                     Space Alliance (joint venture between
                                                       member of the Utah                     Lockheed Martin and the Boeing
                                                       Regional Advisory Board                Company) and Nuskin Asia Pacific
                                                       of Pacific Corp.                       (multilevel marketing); member of the
                                                       (utility company);                     board of various civic and charitable
                                                       formerly Managing                      organizations.
                                                       Director of Summit
                                                       Ventures LLC (lobbying
                                                       and consulting firm)
                                                       (2000-2004); United
                                                       States Senator (R-Utah)
                                                       (1974-1992) and
                                                       Chairman, Senate
                                                       Banking Committee
                                                       (1980-1986), Mayor of
                                                       Salt Lake City, Utah
                                                       (1971-1974), Astronaut,
                                                       Space Shuttle Discovery
                                                       (April 12-19, 1985),
                                                       and Vice Chairman,
                                                       Huntsman Corporation
                                                       (chemical company).

Wayne E. Hedien (71)         Director    Since         Retired; Director or    197            Director of The PMI Group Inc.
c/o Kramer Levin Naftalis                September     Trustee of the Retail                  (private mortgage insurance); Trustee
& Frankel LLP                            1997          Funds (since September                 and Vice Chairman of The Field Museum
Counsel to the Independent                             1997) and the                          of Natural History; director of
Trustees                                               Institutional Funds                    various other business and charitable
1177 Avenue of the                                     (since July 2003);                     organizations.
Americas                                               formerly associated
New York, NY 10036                                     with the Allstate
                                                       Companies (1966-1994),
                                                       most recently as
                                                       Chairman of The
                                                       Allstate Corporation
                                                       (March 1993-December
                                                       1994) and Chairman and
                                                       Chief Executive Officer
                                                       of its wholly-owned
                                                       subsidiary, Allstate
                                                       Insurance Company (July
                                                       1989-December 1994).

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                           TERM OF                               IN FUND
                             POSITION(S) OFFICE AND                              COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN
   INDEPENDENT DIRECTOR      REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**  BY DIRECTOR***  OTHER DIRECTORSHIPS HELD BY DIRECTOR
--------------------------   ----------- ------------  ----------------------- -------------- -------------------------------------
Dr. Manuel H. Johnson (56)   Director    Since         Senior Partner, Johnson 197            Director of NVR, Inc. (home
c/o Johnson Smick Group,                 July 1991     Smick International,                   construction); Director of KFX Energy;
Inc.                                                   Inc., a consulting                     Director of RBS Greenwich Capital
888 16th Street, NW                                    firm; Chairman of the                  Holdings (financial holding company).
Suite 740                                              Audit Committee and
Washington, D.C. 20006                                 Director or Trustee of
                                                       the Retail Funds (since
                                                       July 1991) and the
                                                       Institutional Funds
                                                       (since July 2003);
                                                       Co-Chairman and a
                                                       founder of the Group of
                                                       Seven Council (G7C), an
                                                       international economic
                                                       commission; formerly
                                                       Vice Chairman of the
                                                       Board of Governors of
                                                       the Federal Reserve
                                                       System and Assistant
                                                       Secretary of the U.S.
                                                       Treasury.

Joseph J. Kearns (63)        Director    Since         President, Kearns &     198            Director of Electro Rent Corporation
c/o Kearns & Associates                  July 2003     Associates LLC                         (equipment leasing), The Ford Family
LLC                                                    (investment                            Foundation, and the UCLA Foundation.
PMB754                                                 consulting); Deputy
23852 Pacific Coast                                    Chairman of the Audit
Highway                                                Committee and Director
Malibu, CA 90265                                       or Trustee of the
                                                       Retail Funds (since
                                                       July 2003) and the
                                                       Institutional Funds
                                                       (since August 1994);
                                                       previously Chairman of
                                                       the Audit Committee of
                                                       the Institutional Funds
                                                       (October 2001-July
                                                       2003); formerly CFO of
                                                       the J. Paul Getty Trust.

Michael E. Nugent (69)       Director    Since         General Partner of      197            Director of various business
c/o Triumph Capital, L.P.                July 1991     Triumph Capital, L.P.,                 organizations.
445 Park Avenue                                        a private investment
New York, NY 10022                                     partnership; Chairman
                                                       of the Insurance
                                                       Committee and Director
                                                       or Trustee of the
                                                       Retail Funds (since
                                                       July 1991) and the
                                                       Institutional Funds
                                                       (since July 2001);
                                                       formerly Vice
                                                       President, Bankers
                                                       Trust Company and BT
                                                       Capital Corporation
                                                       (1984-1988).

Fergus Reid (73)             Director    Since         Chairman of Lumelite    198            Trustee and Director of certain
c/o Lumelite Plastics                    July 2003     Plastics Corporation;                  investment companies in the JPMorgan
Corporation                                            Chairman of the                        Funds complex managed by J.P. Morgan
85 Charles Colman Blvd.                                Governance Committee                   Investment Management Inc.
Pawling, NY 12564                                      and Director or Trustee
                                                       of the Retail Funds
                                                       (since July 2003) and
                                                       the Institutional Funds
                                                       (since June 1992).

INTERESTED DIRECTORS:

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                           TERM OF                               IN FUND
                             POSITION(S) OFFICE AND                              COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN
   INTERESTED DIRECTOR       REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**  BY DIRECTOR***  OTHER DIRECTORSHIPS HELD BY DIRECTOR
--------------------------   ----------- ------------  ----------------------- -------------- -------------------------------------
Charles A. Fiumefreddo       Chairman of Since         Chairman and Director   197            None.
(72)                         the Board   July 1991     or Trustee of the
c/o Morgan Stanley Trust     and                       Retail Funds (since
Harborside Financial         Director                  July 1991) and the
Center,                                                Institutional Funds
Plaza Two,                                             (since July 2003);
Jersey City, NJ 07311                                  formerly Chief
                                                       Executive Officer of
                                                       the Retail Funds (until
                                                       September 2002).

James F. Higgins (57)        Director    Since         Director or Trustee of  197            Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust                 June 2000     the Retail Funds (since                The Equitable Life Assurance Society
Harborside Financial                                   June 2000) and the                     of the United States (financial
Center,                                                Institutional Funds                    services).
Plaza Two,                                             (since July 2003);
Jersey City, NJ 07311                                  Senior Advisor of
                                                       Morgan Stanley (since
                                                       August 2000); Director
                                                       of the Distributor and
                                                       Dean Witter Realty
                                                       Inc.; previously
                                                       President and Chief
                                                       Operating Officer of
                                                       the Private Client
                                                       Group of Morgan Stanley
                                                       (May 1999-August
                                                       2000), and President
                                                       and Chief Operating
                                                       Officer of Individual
                                                       Securities of Morgan
                                                       Stanley (February
                                                       1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                       TERM OF
                                     POSITION(S)     OFFICE AND
 NAME, AGE AND ADDRESS OF             HELD WITH       LENGTH OF
    EXECUTIVE OFFICER                 REGISTRANT     TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------        ---------------  ---------------  -------------------------------------------------------------
Ronald E. Robison (66)             President and    Since May 2003   President (since September 2005) and Principal Executive
1221 Avenue of the Americas        Principal                         Officer of funds in the Fund Complex (since May 2003);
New York, NY 10020                 Executive                         Managing Director of Morgan Stanley & Co. Incorporated and
                                   Officer                           Morgan Stanley; Managing Director and Director of Morgan
                                                                     Stanley Investment Management Inc., Morgan Stanley
                                                                     Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                     Managing Director, Chief Administrative Officer and Director
                                                                     of Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                     Services Company Inc.; Chief Executive Officer and Director
                                                                     of Morgan Stanley Trust; Director of Morgan Stanley SICAV
                                                                     (since May 2004); President (since September 2005) and
                                                                     Principal Executive Officer (since May 2003) of the Van
                                                                     Kampen Funds; previously, Executive Vice President (July
                                                                     2003-September 2005) of funds in the Fund Complex and the Van
                                                                     Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001-July 2003), Chief
                                                                     Global Operations Officer of Morgan Stanley Investment
                                                                     Management Inc. and Chief Executive Officer and Chairman of
                                                                     Van Kampen Investor Services.

Joseph J. McAlinden (62)           Vice President   Since July 1995  Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                          Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                   Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                     President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                    Vice President   Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                         February 1997    December 2000) of Morgan Stanley Investment Management;
New York, NY 10020                                                   Managing Director (since December 2000), Secretary (since
                                                                     February 1997) and Director of the Investment Adviser and the
                                                                     Administrator; Vice President of the Retail Funds; Assistant
                                                                     Secretary of Morgan Stanley DW; Vice President of the
                                                                     Institutional Funds (since July 2003); Managing Director,
                                                                     Secretary and Director of the Distributor; previously
                                                                     Secretary (February 1997-July 2003) and General Counsel
                                                                     (February 1997-April 2004) of the Retail Funds; Vice
                                                                     President and Assistant General Counsel of the Investment
                                                                     Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (43)               Vice President   Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                          Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                   Management Inc. and the Investment Adviser, Vice President of
                                                                     the Institutional and Retail Funds (since July 2004); Vice
                                                                     President of the Van Kampen Funds (since August 2004);
                                                                     previously, Managing Director and General Counsel - Americas,
                                                                     UBS Global Asset Management (July 2000-July 2004) and General
                                                                     Counsel, Aeltus Investment Management, Inc. (January
                                                                     1997-July 2000).

Carsten Otto (41)                  Chief            Since October    Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas        Compliance       2004             Stanley Investment Management (since October 2004); Executive
New York, NY 10020                 Officer                           Director of the Investment Adviser and Morgan Stanley
                                                                     Investment Management Inc.; formerly Assistant Secretary and
                                                                     Assistant General Counsel of the Morgan Stanley Retail Funds.

                                                       TERM OF
                                     POSITION(S)     OFFICE AND
 NAME, AGE AND ADDRESS OF             HELD WITH       LENGTH OF
    EXECUTIVE OFFICER                 REGISTRANT     TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------       ---------------  ---------------  -------------------------------------------------------------
Stefanie V. Chang (38)             Vice President   Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                          Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                   Adviser; Vice President of the Institutional Funds (since
                                                                     December 1997) and the Retail Funds (since July 2003);
                                                                     formerly practiced law with the New York law firm of Rogers &
                                                                     Wells (now Clifford Chance US LLP).

Francis J. Smith (40)              Treasurer and    Treasurer since  Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust           Chief            July 2003 and    Administration (since December 2001); previously, Vice
Harborside Financial Center,       Financial        Chief Financial  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                         Officer          Officer since    Vice President of the Investment Adviser and the
Jersey City, NJ 07311                               September 2002   Administrator (August 2000-November 2001) and Senior Manager
                                                                     at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (59)              Vice President   Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                             Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                         Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                           (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                                Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)                Secretary        Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                          Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                   Adviser; Secretary of the Institutional Funds (since June
                                                                     1999) and the Retail Funds (since July 2003); formerly
                                                                     practiced law with the New York law firms of McDermott, Will
                                                                     & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
     FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2005, 4.07% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C)2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37925RPT-RA05-00851P-T08/05

[GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                               LIQUID ASSET FUND

                                                                   ANNUAL REPORT
                                                                 AUGUST 31, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                            REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES                 $     31,496                      N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES    $        540(2)   $                  (2)
                   TAX FEES              $      5,483(3)   $                  (4)
                   ALL OTHER FEES        $          -      $                 -
              TOTAL NON-AUDIT FEES       $      6,023      $

              TOTAL                      $     37,519      $

           2004

                                            REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES                   $     30,716                      N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES      $        452(2)   $         5,067,400(2)
                   TAX FEES                $      6,031(3)   $           545,053(4)
                   ALL OTHER FEES          $          -      $                 -(5)
              TOTAL NON-AUDIT FEES         $      6,483      $         5,612,453

              TOTAL                        $     37,199      $         5,612,453

            N/A- Not applicable, as not required by Item 4.

            (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

            (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

            (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

            (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

            (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS

         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS

         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005